Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee, other than the registration fee payable in respect of the $150,000,000 of shares of common stock described in note (4) below. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 13,050.00
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The Registrant previously paid a filing fee of $22,140.00 in connection with the registration of $150,000,000 of shares of common stock, par value $0.0001 per share, for offer and sale from time to time in "at-the-market" offerings pursuant to a prospectus dated November 9, 2023 that formed a part of the Registrant's registration statement on Form S-3ASR (File No. 333-275419) filed with the Securities and Exchange Commission and automatically effective on November 9, 2023 (the "Prior Registration Statement"), all of which remain unsold (the "Unsold Securities"). Such filing fee was paid by means of an offset pursuant to Rule 457(p) under the Securities Act of filing fees previously paid by the Registrant in connection with its registration statement on Form S-3 (File No. 333-251865) filed on January 4, 2021. In connection with the filing of this registration statement and the application of Rule 457(p), the Unsold Securities are deemed deregistered and the related offering under the Prior Registration Statement terminated. Pursuant to Rule 457(p), $13,050.00 of the filing fee previously paid in connection with such $150,000,000 of Unsold Securities is hereby offset against the total filing fee of $13,050.00 due for this registration statement, resulting in no net fee due. Following such offset, $9,090.00 of the filing fee previously paid in connection with the Unsold Securities remains unused and available for application as a fee offset in the future in accordance with Rule 457(p).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.0087%
Offering Note	See Offering Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	See Offering Note 1